Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Premium on issue of shares	Capital transactions	Stock options	Other reserves	Legal	Reserve for investments	Tax- incentive reserve	VAE	FCTA	Retained earnings (loss)	Total	Non- controlling interest	Share premium	Reserve for own shares	Investments statutory	Other legal reserves	Revaluation reserve	Undistributed results	Total
BALANCE at Dec. 31, 2022	$ 13,177,841	$ 36,321	$ (239,584)	$ 10,145	$ (35,177)	$ 603,603	$ 2,928,754	$ 767,354	$ 61,690	$ (8,410,771)		$ 8,900,176	$ 645,970							$ 9,546,146
Net income (loss)											(198,869)	(198,869)	67,134							(131,735)
Gain (loss) on foreign currency translation adjustments										618,297	(30,467)	587,830	(26,876)							560,954
Gain (Loss) on net investment in foreign operations										179,612		179,612								179,612
Gain (Loss) on cash flow hedge, net of tax									5,129			5,129								5,129
Valuation adjustments to equity (VAE) in subsidiaries									(13,143)			(13,143)								(13,143)
Gain (Loss) associated with pension and other postretirement benefit obligations, net of tax									6,767			6,767	1,577							8,344
JBS N.V.
Total comprehensive income (loss)									(1,247)	797,909	(229,336)	567,326	41,835							609,161
Share-based compensation			7,109							(1,588)		5,521	1,392							6,913
Realization of other reserves					(1,236)						1,236
Distribution of interim dividends											(447,979)	(447,979)								(447,979)
Constitution of investments statutory reserve							(696,226)				696,226
Dividends to non-controlling interest													(6,318)							(6,318)
Constitution of tax-incentive reserve								20,147			(20,147)
Others													(137)							(137)
BALANCE at Dec. 31, 2023	13,177,841	36,321	(232,475)	10,145	(36,413)	603,603	2,232,528	787,501	60,443	(7,614,450)		9,025,044	682,742							9,707,786
Net income (loss)											1,766,870	1,766,870	200,740							1,967,610
Gain (loss) on foreign currency translation adjustments										(2,108,541)		(2,108,541)	159,997							(1,948,544)
Gain (Loss) on net investment in foreign operations										(421,856)		(421,856)								(421,856)
Gain (Loss) on cash flow hedge, net of tax									594			594								594
Gain (Loss) associated with pension and other postretirement benefit obligations, net of tax									9,333			9,333	4,304							13,637
Other fair value adjustments through other comprehensive income									(2,787)			(2,787)								(2,787)
JBS N.V.
Total comprehensive income (loss)									7,140	(2,530,397)	1,766,870	(756,387)	365,041							(391,346)
Share-based compensation			13,037									13,037	2,756							15,793
Realization of other reserves					(1,057)						1,057
Distribution of interim dividends							(1,179,620)					(1,179,620)								(1,179,620)
Prescribed dividends											5	5								5
Legal Reserve						88,396					(88,396)
Constitution of investments statutory reserve							1,017,205				(1,017,205)
Acquisition of Non-Controlling Interest in Diamond Valley Pork			(7,614)									(7,614)	(5,710)							(13,324)
Dividends to non-controlling interest													(4,293)							(4,293)
Constitution of tax-incentive reserve								662,331			(662,331)
Business acquisitions													(674)							(674)
Others													37							37
BALANCE at Dec. 31, 2024	13,177,841	36,321	(227,052)	10,145	(37,470)	691,999	2,070,113	1,449,832	67,583	(10,144,847)		7,094,465	1,039,899			$ 2,070,113	$ 67,583	$ (10,144,847)		8,134,364
Net income (loss)												500,224	56,110						500,224	556,334
Gain (loss) on foreign currency translation adjustments												574,457	(123,164)					574,457		451,293
Gain (Loss) on net investment in foreign operations												126,386						126,386		126,386
Gain (Loss) on cash flow hedge, net of tax												282					282			282
Gain (Loss) associated with pension and other postretirement benefit obligations, net of tax												(409)	(101)				(409)			(510)
Other fair value adjustments through other comprehensive income												(25)					(25)			(25)
JBS N.V.
Total comprehensive income (loss)												1,200,915	(67,155)				(152)	700,843	500,224	1,133,760
Share-based compensation			5,782									5,782	1,219							7,001
Realization of other reserves					(374)							(1)							373	(1)
Distribution of interim dividends												(759,018)				(759,018)				(759,018)
Dividends to non-controlling interest													(260,331)							(260,331)
Others													285							285
BALANCE at May. 23, 2025	(13,142,337)	(36,321)	216,947	(10,145)	37,844	(691,999)		(1,449,832)				(5,484,897)	67,255	1,899,391	(6,544)	(1,311,095)	159	8,947,969	61,066	(5,417,642)
BALANCE at Dec. 31, 2024	13,177,841	36,321	(227,052)	10,145	(37,470)	691,999	$ 2,070,113	1,449,832	$ 67,583	$ (10,144,847)		7,094,465	1,039,899			2,070,113	67,583	(10,144,847)		8,134,364
Net income (loss)																				2,229,792
JBS N.V.
Total comprehensive income (loss)																				3,155,165
Transfer of treasury shares																				(6,156)
BALANCE at Dec. 31, 2025	35,114		(68,076)									8,703,580	819,211	7,310,818	(598,423)		63,472	(125,097)	2,085,772	9,522,791
BALANCE at May. 23, 2025	(13,142,337)	(36,321)	216,947	(10,145)	37,844	(691,999)		(1,449,832)				(5,484,897)	67,255	1,899,391	(6,544)	(1,311,095)	159	8,947,969	61,066	(5,417,642)
Net income (loss)												1,524,109	149,349						1,524,109	1,673,458
Gain (Loss) on cash flow hedge, net of tax												(6,871)	(434)				(6,871)			(7,305)
Gain (Loss) associated with pension and other postretirement benefit obligations, net of tax												1,017	189				1,017			1,206
Other fair value adjustments through other comprehensive income
JBS N.V.
Foreign exchange variation in subsidiaries													(18,628)							(18,628)
Cumulative translation adjustment and foreign exchange variation in subsidiaries												372,674					1,736	370,938		372,674
Total comprehensive income (loss)												1,890,929	130,476				(4,118)	370,938	1,524,109	2,021,405
Cancellation of shares	(390)													390
Acquisition of Non-Controlling Interests - PPC Subsidiary													(1,263)							(1,263)
Common share contribution												1,808,187		1,808,187						1,808,187
Incorporation of shares												3,995,860		3,995,860						3,995,860
Repurchase of shares														192	(192)
Share premium distribution												(387,004)		(387,004)						(387,004)
Listing costs			6,119									6,119								6,119
Stock Option Plan			17,715									17,715	1,222							18,937
Transfer of treasury shares														(6,156)	6,156
Share-based compensation			4,545									6,702	2,553		2,157					9,255
Dividends to non-controlling interest													(96,573)							(96,573)
Acquisition of treasury shares												(600,000)			(600,000)					(600,000)
Reflex equity transaction			(52,857)									(52,857)								(52,857)
Others			(39,275)									(39,317)	1,624	(42)						(37,693)
BALANCE at Dec. 31, 2025	$ 35,114		$ (68,076)									$ 8,703,580	$ 819,211	$ 7,310,818	$ (598,423)		$ 63,472	$ (125,097)	$ 2,085,772	$ 9,522,791